PAGE 1
KEYSTONE GOVERNMENT SECURITIES FUND

Dear Shareholders:

We are pleased to have the opportunity to provide this annual report, which is also the final report, for Keystone Government Securities Fund, covering the fiscal year through July 31, 1997.

PERFORMANCE

For the 12-month period that ended on July 31, 1997, your Fund provided the following results:
     Class A Shares returned 10.60%.
     Class B Shares returned 9.90%.
     Class C Shares returned 9.89%.
  We believe your Fund performed well, consistent with its objective of providing generous monthly income from government securities.

MERGER

Effective August 1, 1997, Keystone Government Securities Fund was acquired by, or effectively merged with, Evergreen U.S. Government Fund in a tax-free transaction for investors. Shareholders of Keystone Government Securities Fund now are shareholders of Evergreen U.S. Government Fund. We believe Evergreen U.S. Government Fund, with its solid, long-term record, is an excellent fund for shareholders who had chosen Keystone Government Securities Fund.
  We thank you for your investment in, and support of, Keystone Government Securities Fund.

Sincerely,
/s/ Albert H. Elfner, III
Albert H. Elfner, III
CHAIRMAN
KEYSTONE INVESTMENT MANAGEMENT COMPANY
/s/ George S. Bissell
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

(Photo of Albert H.                   (Photo of George
Elfner, III appears here)             S. Bissell appears here)
    ALBERT H. ELFNER, III             GEORGE S. BISSELL

September 1997

PAGE 2
KEYSTONE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                           VALUE

U.S. AGENCY OBLIGATIONS-- 31.2%
              Federal Home Loan Mortgage
                Corporation:
$ 1,750,000   7.80%, 9/12/16..................  $ 1,880,659
     51,995   10.50%, 11/1/09.................       57,021
  1,093,630   Federal National Mortgage
                Association,
              11.00%, 1/1/16..................    1,226,986
              Government National Mortgage
                Association (Pass-Thru):
  3,913,430   6.50%, 5/15/02-- 10/15/25.......    3,856,524
  4,552,604   7.00%, 5/15/24-- 12/15/25.......    4,567,372
     57,240   7.25%, 2/15/05-- 3/15/05........       58,574
     32,677   8.00%, 2/15/04..................       33,916
     93,230   9.00%, 6/15/16-- 8/15/16........      100,920
  1,145,566   9.50%, 11/15/16-- 5/15/21.......    1,247,601
              TOTAL U.S. AGENCY OBLIGATIONS
              (COST $12,458,089)..............   13,029,573
U.S. TREASURY OBLIGATIONS-- 65.4%
  7,520,000   U.S. Treasury Bonds,
              7.88%, 2/15/21..................    8,880,646
              U.S. Treasury Notes:
  4,500,000   6.00%, 6/30/99..................    4,523,904
  1,500,000   6.25%, 5/31/99..................    1,513,593
  7,500,000   6.25%, 6/30/02..................    7,607,813
  3,000,000   6.75%, 4/30/00..................    3,072,186
  1,600,000   7.88%, 11/15/04.................    1,774,000
              TOTAL U.S. TREASURY OBLIGATIONS
              (COST $27,166,786)..............   27,372,142
 PRINCIPAL
  AMOUNT                                           VALUE
REPURCHASE AGREEMENT-- 2.0%
$   839,000   Keystone Joint Repurchase
                Agreement, (Investments in
                repurchase agreements in a
                joint trading account, 5.82%,
                dated 7/31/97, due 8/1/97,
                maturity value $839,136(a))
              (cost $839,000).................  $   839,000

TOTAL INVESTMENTS--
  (COST $40,463,875)........................  98.6%    41,240,715
OTHER ASSETS AND
  LIABILITIES-- NET.........................   1.4        604,654
NET ASSETS.................................. 100.0%   $41,845,369

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at July 31, 1997.

    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS-- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                            YEAR ENDED JULY 31,
                                                                             1997       1996       1995      1994(B)     1993
NET ASSET VALUE BEGINNING OF YEAR                                             $9.41      $9.61      $9.48     $10.45     $10.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.59       0.61       0.67       0.57       0.68
Net realized and unrealized gain (loss) on investments                         0.37      (0.18)      0.11      (0.63)      0.46
Total from investment operations                                               0.96       0.43       0.78      (0.06)      1.14
LESS DISTRIBUTIONS FROM:
Net investment income                                                         (0.57)     (0.60)     (0.65)     (0.57)     (0.68)
In excess of net investment income                                                0      (0.03)         0      (0.02)     (0.06)
Tax basis return of capital                                                       0          0          0      (0.06)         0
Net realized gain on investments                                                  0          0          0          0      (0.53)
In excess of net realized gain on investments                                     0          0          0      (0.26)         0
Total distributions                                                           (0.57)     (0.63)     (0.65)     (0.91)     (1.27)
NET ASSET VALUE END OF YEAR                                                   $9.80      $9.41      $9.61      $9.48     $10.45
TOTAL RETURN (A)                                                              10.60%      4.51%      8.64%     (0.71%)    11.51%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                               1.16%      1.14%      1.00%      1.00%      1.41%
  Total expenses excluding indirectly paid expenses                            1.15%      1.13%        --         --         --
  Total expenses excluding waivers and reimbursements                          1.47%      1.41%      1.42%      1.35%      1.73%
  Net investment income                                                        6.25%      6.27%      7.11%      5.97%      6.49%
PORTFOLIO TURNOVER RATE                                                         102%       176%       182%       230%       189%
NET ASSETS END OF YEAR (THOUSANDS)                                          $21,547    $24,685    $29,776    $38,541    $50,594

                                                                                            YEAR ENDED JULY 31,
                                                                             1992       1991       1990       1989       1988
NET ASSET VALUE BEGINNING OF YEAR                                            $10.18     $10.01     $10.11      $9.74     $10.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.68       0.76       0.76       0.75       0.75
Net realized and unrealized gain (loss) on investments                         0.55       0.17      (0.10)      0.35      (0.40)
Total from investment operations                                               1.23       0.93       0.66       1.10       0.35
LESS DISTRIBUTIONS FROM:
Net investment income                                                         (0.69)     (0.76)     (0.76)     (0.73)     (0.83)
In excess of net investment income                                            (0.04)         0          0          0          0
Tax basis return of capital                                                       0          0          0          0          0
Net realized gain on investments                                              (0.10)         0          0          0          0
In excess of net realized gain on investments                                     0          0          0          0          0
Total distributions                                                           (0.83)     (0.76)     (0.76)     (0.73)     (0.83)
NET ASSET VALUE END OF YEAR                                                  $10.58     $10.18     $10.01     $10.11      $9.74
TOTAL RETURN (A)                                                              12.45%      9.62%      6.84%     11.89%      3.55%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                               1.93%      1.92%      1.91%      1.90%      1.30%
  Total expenses excluding indirectly paid expenses                              --         --         --         --         --
  Total expenses excluding waivers and reimbursements                          1.93%      1.92%      1.91%      1.90%      1.30%
  Net investment income                                                        6.44%      7.46%      7.61%      7.68%      7.29%
PORTFOLIO TURNOVER RATE                                                          93%        72%        58%       171%       206%
NET ASSETS END OF YEAR (THOUSANDS)                                          $47,892    $55,597    $61,744    $68,493    $73,757

(a) Excluding applicable sales charges.
(b) Calculation based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 4
KEYSTONE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS-- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                               FEBRUARY 1, 1993
                                                                                                               (DATE OF INITIAL
                                                                           YEAR ENDED JULY 31,               PUBLIC OFFERING) TO
                                                                  1997       1996       1995      1994(B)       JULY 31, 1993
NET ASSET VALUE BEGINNING OF YEAR                                  $9.40      $9.61      $9.48     $10.45           $10.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.53       0.53       0.59       0.50             0.26
Net realized and unrealized gain (loss) on investments              0.37      (0.18)      0.12      (0.63)            0.22
Total from investment operations                                    0.90       0.35       0.71      (0.13)            0.48
LESS DISTRIBUTIONS FROM:
Net investment income                                              (0.50)     (0.53)     (0.58)     (0.49)           (0.26)
In excess of net investment income                                     0      (0.03)         0      (0.03)           (0.09)
Tax basis return of capital                                            0          0          0      (0.06)               0
In excess of net realized gain on investments                          0          0          0      (0.26)               0
Total distributions                                                (0.50)     (0.56)     (0.58)     (0.84)           (0.35)
NET ASSET VALUE END OF YEAR                                        $9.80      $9.40      $9.61      $9.48           $10.45
TOTAL RETURN (A)                                                    9.90%      3.63%      7.81%     (1.44%)           4.69%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                    1.91%      1.89%      1.75%      1.75%            1.72%(c)
  Total expenses excluding indirectly paid expenses                 1.90%      1.88%        --         --               --
  Total expenses excluding waivers and reimbursements               2.22%      2.17%      2.09%      2.12%            2.28%(c)
  Net investment income                                             5.50%      5.52%      6.40%      5.32%            5.46%(c)
PORTFOLIO TURNOVER RATE                                              102%       176%       182%       230%             189%
NET ASSETS END OF YEAR (THOUSANDS)                               $14,503    $17,694    $18,064    $15,386           $9,223

 (a) Excluding applicable sales charges.
 (b) Calculation based on average shares outstanding.
 (c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS-- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                               FEBRUARY 1, 1993
                                                                                                               (DATE OF INITIAL
                                                                             YEAR ENDED JULY 31,             PUBLIC OFFERING) TO
                                                                     1997      1996      1995     1994(B)       JULY 31, 1993
NET ASSET VALUE BEGINNING OF YEAR                                    $9.41     $9.62     $9.49     $10.46            $10.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.53      0.54      0.61       0.50              0.25
Net realized and unrealized gain (loss) on investments                0.37     (0.19)     0.10      (0.63)             0.24
Total from investment operations                                      0.90      0.35      0.71      (0.13)             0.49
LESS DISTRIBUTIONS FROM:
Net investment income                                                (0.50)    (0.53)    (0.58)     (0.50)            (0.25)
In excess of net investment income                                       0     (0.03)        0      (0.02)            (0.10)
Tax basis return of capital                                              0         0         0      (0.06)                0
In excess of net realized gain on investments                            0         0         0      (0.26)                0
Total distributions                                                  (0.50)    (0.56)    (0.58)     (0.84)            (0.35)
NET ASSET VALUE END OF YEAR                                          $9.81     $9.41     $9.62      $9.49            $10.46
TOTAL RETURN (A)                                                      9.89%     3.62%     7.81%     (1.44%)            4.79%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                      1.91%     1.89%     1.75%      1.75%             1.71%(c)
  Total expenses excluding indirectly paid expenses                   1.90%     1.88%       --         --                --
  Total expenses excluding waivers and reimbursements                 2.21%     2.17%     2.17%      2.12%             2.17%(c)
  Net investment income                                               5.49%     5.53%     6.32%      5.32%             5.31%(c)
PORTFOLIO TURNOVER RATE                                                102%      176%      182%       230%              189%
NET ASSETS END OF YEAR (THOUSANDS)                                  $5,795    $8,293    $9,101    $17,505          $ 13,286

 (a) Excluding applicable sales charges.
 (b) Calculation based on average shares outstanding.
 (c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 6
KEYSTONE GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
 Investments at market value
   (identified cost-- $40,463,875)               $41,240,715
 Cash                                                  7,467
 Interest receivable                                 565,219
 Receivable from investment adviser                   51,016
 Receivable for investments sold                      29,729
 Receivable for Fund shares sold                         726
 Other assets                                          7,133
   Total assets                                   41,902,005
LIABILITIES
 Distribution fee payable                             16,087
 Payable for Fund shares redeemed                     16,078
 Accrued professional fees                             8,497
 Accrued custody fee                                   8,383
 Accrued printing fees                                 5,038
 Due to related parties                                1,600
 Accrued expenses and other liabilities                  953
   Total liabilities                                  56,636
NET ASSETS                                       $41,845,369
NET ASSETS REPRESENTED BY
 Paid-in capital                                 $45,506,193
 Accumulated net realized loss on investments     (4,437,664)
 Net unrealized appreciation on investments          776,840
   Total net assets                              $41,845,369
NET ASSET VALUE PER SHARE
 CLASS A SHARES
   Net assets of $21,547,302 (division symbol)
     2,198,461 shares outstanding               $       9.80
   Offering price per share ($9.80 (division
     symbol) 0.9525)
     (based on a sales charge of 4.75% of the
     offering price at
     July 31, 1997)                              $      10.29
 CLASS B SHARES
   Net assets of $14,503,355 (division symbol)
     1,480,005 shares outstanding                $       9.80
 CLASS C SHARES
   Net assets of $5,794,712 (division symbol)
     590,684 shares outstanding                  $       9.81

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997

INVESTMENT INCOME
 Interest                                            $3,412,219
EXPENSES
 Management fee                       $  298,614
 Distribution Plan expenses              285,927
 Transfer agent fees                     112,394
 Custodian fees                           51,061
 Professional fees                        27,418
 Administrative services fees              7,818
 Other                                    67,179
 Fees waived by investment adviser      (141,920)
   Total expenses                        708,491
   Less: Expenses paid indirectly         (5,087)
 Net expenses                                           703,404
 Net investment income                                2,708,815
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investments         78,640
 Net change in unrealized
   appreciation (depreciation) on
   investments                         1,647,696
 Net realized and unrealized gain on
   investments                                        1,726,336
 Net increase in net assets
   resulting from operations                         $4,435,151

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                YEAR ENDED JULY 31,
                                                                                                1997           1996
OPERATIONS
  Net investment income                                                                     $  2,708,815    $ 3,316,330
  Net realized gain (loss) on investments                                                         78,640         (1,599)
  Net change in unrealized appreciation (depreciation) on investments                          1,647,696       (990,037)
     Net increase in net assets resulting from operations                                      4,435,151      2,324,694
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
  Class A                                                                                     (1,373,422)    (1,727,494)
  Class B                                                                                       (846,668)    (1,084,150)
  Class C                                                                                       (370,961)      (473,896)
In excess of net investment income:
  Class A                                                                                              0        (81,785)
  Class B                                                                                              0        (51,327)
  Class C                                                                                              0        (22,436)
     Total distributions to shareholders                                                      (2,591,051)    (3,441,088)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class A                                                                                     958,084      1,651,672
     Class B                                                                                   2,642,206      5,962,724
     Class C                                                                                     490,547      2,368,822
  Payments for shares redeemed:
     Class A                                                                                  (5,937,802)    (7,382,633)
     Class B                                                                                  (6,936,639)    (6,522,312)
     Class C                                                                                  (3,504,839)    (3,283,434)
  Net asset value of shares issued in reinvestment of distributions:
     Class A                                                                                     921,012      1,158,479
     Class B                                                                                     465,840        617,384
     Class C                                                                                     230,708        277,020
  Net decrease in net assets resulting from capital share transactions                       (10,670,883)    (5,152,278)
     Total decrease in net assets                                                             (8,826,783)    (6,268,672)
NET ASSETS
  Beginning of year                                                                           50,672,152     56,940,824
  End of year [including accumulated distributions in excess of net investment income as
     follows: 1997-- $0 and 1996-- ($94,763)]                                               $ 41,845,369    $50,672,152

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 8
KEYSTONE GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Keystone Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company.
  The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

U.S. Government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

C. REVERSE REPURCHASE AGREEMENTS

The Fund enters into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.
E. FEDERAL INCOME TAXES
The Fund has qualified and intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. DISTRIBUTIONS

The Fund distributes net investment income monthly and net capital gains, if any, annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for paydown gains (losses).

G. CLASS ALLOCATIONS

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Transactions in shares of the Fund were as follows:

                                      YEAR ENDED JULY 31,
CLASS A                                 1997        1996
Shares sold                            100,074     169,632
Shares redeemed                       (623,179)   (762,511)
Shares issued in reinvestment of
  dividends and distributions           97,086     120,093
Net decrease                          (426,019)   (472,786)
CLASS B
Shares sold                            277,247     614,502
Shares redeemed                       (727,881)   (676,246)
Shares issued in reinvestment of
  dividends and distributions           49,104      63,955
Net increase/(decrease)               (401,530)      2,211
CLASS C
Shares sold                             51,375     245,017
Shares redeemed                       (365,975)   (338,579)
Shares issued in reinvestment of
  dividends and distributions           24,295      28,708
Net decrease                          (290,305)    (64,854)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. government securities (excluding short-term securities) for the year ended July 31, 1997 were $45,676,318 and $56,079,464, respectively.
  The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 1997 was approximately $1,265,800 at a weighted average interest rate of 3.11%. The maximum amount of borrowing during the year ended July 31, 1997 was $2,793,925 (including accrued interest). There were no reverse repurchase agreements outstanding as of July 31, 1997.
  At July 31, 1997, the cost of investments for federal income tax purposes was $40,512,445. Gross unrealized appreciation of investments was $779,717 and gross unrealized depreciation of investments was $51,447, resulting in net unrealized appreciation of $728,270.

PAGE 10
KEYSTONE GOVERNMENT SECURITIES FUND

4. DISTRIBUTION PLANS

Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone Investment Management Company ("Keystone"), served as the Fund's principal underwriter.
  The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses." Each class currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.
  With respect to Class B and Class C shares, the principal underwriter may pay distribution costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.
  During the year ended July 31, 1997, amounts paid to EKD and/or EKIS pursuant to the Fund's Class A, Class B, and Class C Distribution Plans were $54,309, $161,258 and $70,360, respectively.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.
  EKD and/or its predecessor has advised the Fund that it has retained front-end sales charges resulting from the sales of Class A shares of the Fund during the year ended July 31, 1997 of $2,396.
  Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Under an investment advisory agreement dated December 11, 1996, Keystone, a subsidiary of First Union Corporation ("First Union"), serves as the Investment Adviser to the Fund. Keystone provides the Fund with investment advisory and management services. In return, Keystone is paid a management fee, computed daily and paid monthly, at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining as net assets increase to 0.25% per annum, to the average daily net asset value of the Fund.
  Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS Fund Services became sub-administrator and is paid for its services by Keystone.
  Prior to December 11, 1996, Keystone Management, Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as Investment Manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the Investment Adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.
  Keystone has voluntarily limited the expenses, excluding indirectly paid expenses, of Class A shares to 1.15% of its average daily net assets and has limited the expenses of Class B and C to 1.90% of the average daily net assets of each respective class. In accordance with the voluntary expense limits, Keystone waived $141,920 in management fees during the year ended July 31, 1997.
  During the year ended July 31, 1997, the Fund paid or accrued $7,818 to EKIS for certain administrative services. Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund. Currently, the Independent Trustees of the Fund receive no compensation for their services. As sub-administrator, BISYS provides the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. SUBSEQUENT EVENT

Effective August 1, 1997, Evergreen U.S. Government Fund acquired substantially all the Fund's assets and assumed the Fund's liabilities in exchange for Class A, B and C shares of Evergreen U.S. Government Fund.

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE GOVERNMENT SECURITIES FUND

We have audited the accompanying statement of assets and liabilities of Keystone Government Securities Fund, including the schedule of investments, as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended July 31, 1997 for Class A Shares and for each of the years in the four-year period ended July 31, 1997 and the period from February 1, 1993 (Date of Initial Public Offering) to July 31, 1993, for Class B and Class C Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Government Securities Fund as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
September 5, 1997

PAGE 13
KEYSTONE GOVERNMENT SECURITIES FUND

OTHER INFORMATION-- (UNAUDITED)

On July 14, 1997, the Fund held a special meeting of its shareholders, the purpose of which was to approve an agreement and plan of reorganization providing for the acquisition of all the assets and the assumption of certain identified liabilities of the Fund by the Evergreen U.S. Government Fund. The plan also provided for the distribution of shares of the Evergreen U.S. Government Fund to shareholders of the Fund in liquidation of the Keystone Government Securities Fund.

The following are the results of the meeting held to vote on the reorganization:

Affirmative             2,210,986
Against                    88,807
Abstain                   274,833

FEDERAL TAX STATUS-- FISCAL 1997 DISTRIBUTIONS (UNAUDITED)

The per share distributions paid to you for fiscal 1997, whether taken in shares or cash, are as follows:

             INCOME
            DIVIDENDS
Class A       $0.57
Class B       $0.50
Class C       $0.50

In January 1998, complete information on the calendar year 1997 distributions will be forwarded to you to assist you in completing your 1997 federal income tax return.

                                KEYSTONE AMERICA
                                FAMILY OF FUNDS
                             (Diamond appears here)
                            California Tax Free Fund
                      Capital Preservation and Income Fund
                             Florida Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Global Resources & Development Fund
                          Intermediate Term Bond Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                                   Omega Fund
                           Pennsylvania Tax Free Fund
                          Small Company Growth Fund II
                             Strategic Income Fund
                              Tax Free Income Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.


           Evergreen Keystone
(Evergreen logo             (Keystone logo
appears here)   FUNDS (SM)  appears here)
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

541894        (Recycle logo appears here)
GSF-R

                                    KEYSTONE
                               (Photo appears here)
                                   GOVERNMENT
                                 SECURITIES FUND

                                Evergreen Keystone
                     (Evergreen logo           (Keystone logo
                     appears here)  FUNDS (SM) appears here)


                                 ANNUAL REPORT
                                 JULY 31, 1997